Warrants - Additional Information (Details) - $ / shares		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Class Of Warrant Or Right [Line Items]
Warrants exercisable period after completion of business combination	30 days	30 days
Warrants outstanding	0
Exercise price of warrants	$ 11.50	$ 11.50
Redemption of Warrants for Shares of Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Redemption price per share	10.00	10.00
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $18.00
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 0.01	$ 0.01
Trading day period	20 days	20 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	180.00%	180.00%
Redemption price per share	$ 18.00	$ 18.00
Minimum period prior written notice of redemption	30 days	30 days
Overall trading period	30 days	30 days
Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Warrants outstanding	10.00
Exercise price of warrants	$ 0.10	$ 0.10
Trading day period	20 days	20 days
Redemption price per share	$ 10.00	$ 10.00
Minimum period prior written notice of redemption	30 days	30 days
Overall trading period	30 days	30 days
Minimum [Member]
Class Of Warrant Or Right [Line Items]
Percentage of aggregate gross proceeds from issuances to overall equity proceeds	60.00%	60.00%
Minimum [Member] | Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00
Class Of Warrant Or Right [Line Items]
Warrants exercisable in connection with redemption feature per share	$ 0.361	$ 0.361
Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 11.50	$ 11.50
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation	5 years	5 years
Trading day period	10 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	115.00%	115.00%
Redemption price per share	$ 10.00	$ 10.00
Class A Ordinary Shares | Maximum
Class Of Warrant Or Right [Line Items]
Initial business combination share price	$ 9.20	$ 9.20
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding		8,625,000
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding		4,450,000